intangible assets and goodwill - Business acquisitions (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 CAD ($)
Customer contracts and related customer relationships
Acquisition effected by way of:
Useful life of intangible assets	8 years
Software | Minimum
Acquisition effected by way of:
Useful life of intangible assets	5 years
Software | Maximum
Acquisition effected by way of:
Useful life of intangible assets	7 years
Other intangible assets | Minimum
Acquisition effected by way of:
Useful life of intangible assets	2 years
Other intangible assets | Maximum
Acquisition effected by way of:
Useful life of intangible assets	4 years
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)	100.00%
Current assets
Cash	$ 2
Accounts receivable	2
Other	4
Total current assets	8
Non-current assets
Intangible assets subject to amortization	74
Other	19
Total non-current assets	99
Total identifiable assets acquired	107
Current liabilities
Accounts payable and accrued liabilities	3
Advance billings and customer deposits	1
Total current liabilities	4
Non-current liabilities
Long-term debt	1
Deferred income taxes	10
Total non-current liabilities	11
Total liabilities assumed	15
Net identifiable assets acquired	92
Goodwill	56
Net assets acquired	148
Acquisition effected by way of:
Total consideration transferred	148
Individually immaterial transactions | Owned assets
Non-current assets
Property, plant and equipment	5
Individually immaterial transactions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 1